Revenue (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Payment Term			30 days		30 years
Accounts receivable contractual term			The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer.		The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer.
Commission expenses	$ 61,146	$ 91,243	$ 143,288	$ 190,619	$ 299,450	$ 434,446
Capitalized commissions	$ 39,144	$ 40,152	$ 39,144	$ 40,152	$ 51,472	69,737	$ 38,462	$ 54,376	$ 90,662
Customer vendor | Integer					1
Exchanged services					$ 375,000	$ 293,500
Demio [Member]
Disaggregation of Revenue [Line Items]
Performance obligations, timing			The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.		The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.
Reach [Member]
Disaggregation of Revenue [Line Items]
Performance obligations, timing			The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.		The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.